Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Mizuho Financial Group, Inc., parent company
32. Mizuho Financial Group, Inc., parent company
The following tables present the parent company only financial information of MHFG:
Condensed balance sheets

	2022	2023

	(in millions of yen)
Assets:
Cash and due from banking subsidiaries	51,356	47,425
Interest-bearing deposits in banking subsidiaries	414	450
Investments in subsidiaries and affiliated companies:
Banking subsidiaries	8,102,149	7,996,767
Non-banking subsidiaries and affiliated companies	878,776	1,075,322
Long-term loans receivable from subsidiaries:
A banking subsidiary	7,942,367	8,768,725
A non-banking subsidiary	399,000	444,000
Other assets	648,946	545,744

Total	18,023,008	18,878,433

Liabilities and shareholders’ equity:
Short-term borrowings from a banking subsidiary	755,000	810,000
Long-term debt	7,957,710	8,741,729
Other liabilities	396,086	411,213
Shareholders’ equity	8,914,212	8,915,491

Total	18,023,008	18,878,433

Condensed statements of
income

	2021	2022	2023

	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:
Banking subsidiaries	214,473	197,717	209,257
Non-banking subsidiaries and affiliated companies	17,499	82,105	62,698
Management fees from subsidiaries	36,334	40,462	43,900
Interest income on loans and discounts	128,697	133,215	177,137
Gains on sales of investments in subsidiaries	40	53,005	—
Other income	11,970	11,319	37,319

Total	409,013	517,823	530,311

Expenses:
Operating expenses	37,979	43,192	52,887
Interest expense	130,812	130,453	175,723
Losses on sales of investments in a subsidiary	—	26,606	—
Other expense	8,842	5,946	2,768

Total	177,633	206,197	231,378

Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	341,369	(505,891)	(307,879)

Income (loss) before income tax expense (benefit)	572,749	(194,265)	(8,946)
Income tax expense (benefit)	(9,016)	(89,543)	5,063

Net income (loss)	581,765	(104,722)	(14,009)

Condensed statements of cash flows

	2021	2022	2023

	(in millions of yen)
Cash flows from operating activities:
Net income (loss)	581,765	(104,722)	(14,009)
Adjustments and other	(390,748)	351,484	394,191

Net cash provided by operating activities	191,017	246,762	380,182

Cash flows from investing activities:
Net change in loans	(1,167,385)	(72,313)	(511,934)
Purchases of premises and equipment	(41,382)	(26)	(81)
Proceeds from sales of premises and equipment	55,624	11	—
Purchases of investments in a subsidiary	—	—	(179,210)
Proceeds from sales of investments in subsidiaries	125	452,500	721
Net change in other investing activities	(1,370)	223	(5,591)

Net cash provided by (used in) investing activities	(1,154,388)	380,395	(696,095)

Cash flows from financing activities:
Net change in short-term borrowings	(10,000)	(95,000)	55,000
Proceeds from issuance of long-term debt	1,477,385	930,033	1,497,032
Repayment of long-term debt	(310,000)	(1,256,720)	(1,030,099)
Purchases of treasury stock	(1,849)	(1,927)	(1,575)
Dividends paid	(190,498)	(196,783)	(209,457)
Net change in other financing activities	65	44	1,117

Net cash provided by (used in) financing activities	965,103	(620,353)	312,018

Net increase (decrease) in cash and cash equivalents	1,732	6,804	(3,895)
Cash and cash equivalents at beginning of fiscal year	43,234	44,966	51,770

Cash and cash equivalents at end of fiscal year	44,966	51,770	47,875